Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended
	Oct. 15, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025
STKd 100% Bitcoin & 100% Gold ETF) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,639	$ 14,200	$ 13,220	$ 15,154	$ 12,573	$ 13,406
S&P 500® Total Return Index [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,814	$ 10,390	$ 10,142	$ 10,424	$ 10,288	$ 9,709